Stock-Based Compensation (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation	$ 3,969,000	$ 2,672,000
Share-based compensation arrangements by share-based payment award
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.19
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6.08	$ 7.51
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 8.12
Granted (in dollars per share)	$ 6.08
Forfeited and expired (in dollars per share)	$ 7.49
Outstanding at the end of the period (in dollars per share)	$ 7.34
Vested and expected to vest at the end of the period (in dollars per share)	$ 7.36
Exercisable at the end of the period (in dollars per share)	$ 8.58
Aggregate Intrinsic Value
Aggregate intrinsic value of options exercised	0	13,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	3.29%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	31.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.88%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Stock Options
Stock option activity
Outstanding at the beginning of the period (in shares)	3,723
Granted (in shares)	2,301
Forfeited and expired (in shares)	(165)
Outstanding at the end of the period (in shares)	5,859
Vested and expected to vest at the end of the period (in shares)	5,667
Exercisable at the end of the period (in shares)	2,033
Weighted Average Remaining Contractual Term
Options outstanding at the end of the period (in years)	7 years 9 months 4 days
Vested and expected to vest at the end of the period (in years)	7 years 8 months 12 days
Exercisable at the end of the period (in years)	4 years 5 months 19 days
Aggregate Intrinsic Value
Outstanding at the end of the period	0
Vested and expected to vest at the end of the period	0
Exercisable at the end of the period	0
Unrecognized compensation costs	5,600,000
Weighted-average period for recognition of unrecognized compensation cost (in years)	3 years 4 months 2 days
Restricted Stock Units
Aggregate Intrinsic Value
Unrecognized compensation costs	$ 25,300,000
Weighted-average period for recognition of unrecognized compensation cost (in years)	2 years 2 months 19 days